Equity-accounted investees (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity-accounted investees [Line Items]
Current assets	$ 2,682,166	$ 2,398,382
Non-current Assets	2,001,985	1,869,712
Current liabilities	776,812	555,663
Non-current liabilities	1,772,867	1,574,629
Revenue	1,943,655	2,265,803	$ 2,157,323
Other comprehensive income	(1,755)	(486)	(4,948)
Comprehensive income	278,848	441,577	423,469
Associates [member]
Equity-accounted investees [Line Items]
Current assets	176,333	141,240	181,405
Non-current Assets	161,068	187,895	29,910
Current liabilities	43,572	47,056	59,507
Non-current liabilities	39,226	9,943	13,766
Revenue	202,984	187,061	194,902
Gain (loss) from continuing operations	15,719	4,989	27,397
Other comprehensive income	(2,833)	(6,825)	(1,761)
Comprehensive income	7,026	(1,836)	25,636
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Current assets	28,543	23,496	44,801
Non-current Assets	9,971	11,444	2,032
Current liabilities	7,133	5,695	3,764
Non-current liabilities	0	0	0
Revenue	31,588	33,098	35,131
Gain (loss) from continuing operations	1,713	1,611	4,008
Other comprehensive income	4	(1)	(4)
Comprehensive income	1,717	1,610	4,004
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Current assets	97,797	66,498	81,057
Non-current Assets	15,196	12,242	10,731
Current liabilities	22,420	27,067	36,990
Non-current liabilities	38,522	8,509	11,251
Revenue	93,768	74,144	75,269
Gain (loss) from continuing operations	7,824	481	12,854
Other comprehensive income	396	978	(4,367)
Comprehensive income	8,220	1,459	8,487
Ajay North America
Equity-accounted investees [Line Items]
Current assets	19,748	21,644	19,426
Non-current Assets	13,250	12,409	12,498
Current liabilities	3,061	3,542	2,470
Non-current liabilities	0	0	0
Revenue	38,833	40,290	36,185
Gain (loss) from continuing operations	5,860	7,608	7,505
Other comprehensive income	0	0	0
Comprehensive income	0	7,608	7,505
Ajay Europe SARL
Equity-accounted investees [Line Items]
Current assets	19,589	21,219	23,555
Non-current Assets	1,456	1,214	1,266
Current liabilities	6,144	6,743	8,534
Non-current liabilities	0	0	0
Revenue	35,709	36,337	32,310
Gain (loss) from continuing operations	2,329	2,747	2,098
Other comprehensive income	(358)	(878)	2,208
Comprehensive income	1,971	1,869	4,306
SQM Eastmed Turkey
Equity-accounted investees [Line Items]
Current assets	2,718	1,724	8,585
Non-current Assets	1,833	2,160	712
Current liabilities	2,600	1,829	3,292
Non-current liabilities	704	1,434	255
Revenue	3,086	3,192	13,618
Gain (loss) from continuing operations	709	740	981
Other comprehensive income	(84)	(42)	414
Comprehensive income	625	698	1,395
Kore Potash Ltd.
Equity-accounted investees [Line Items]
Current assets	7,938	6,659	3,981
Non-current Assets	119,362	148,426	2,671
Current liabilities	2,214	2,180	4,487
Non-current liabilities	0	0	2,260
Revenue	0	0	2,389
Gain (loss) from continuing operations	(2,716)	(8,198)	(49)
Other comprehensive income	(2,791)	(6,882)	(12)
Comprehensive income	$ (5,507)	$ (15,080)	$ (61)